Prepayments and Other Current Assets (Tables)	12 Months Ended
Dec. 31, 2022
Prepayments and Other Current Assets
Summary of prepayments and other current assets

	December 31,	December 31,
	2021	2022
	RMB	RMB
Prepayments to vendors	12,408	16,110
Deposits	7,786	5,286
Receivables from third-party online payment platform	5,652	2,612
Deductible VAT	2,946	2,399
Staff advances	495	393
Others	4,317	3,591
Total	33,604	30,391